Consolidated Statements of Operations (Parenthetical) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Sep. 30, 2025	Sep. 30, 2024	Dec. 31, 2024	Dec. 31, 2023
Income Statement [Abstract]
Stock based compensation	$ 175,586	$ 1,313,358	$ 1,489,654	$ 3,714,404	$ 4,287,236	$ 6,645,891